Contract liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contract liabilities

31.  Contract liabilities

	31 December	31 December
	2022	2021
Long-term contract liabilities	757,697	730,816
Short-term contract liabilities	850,667	915,192
	1,608,364	1,646,008

Contract liabilities primarily consists of right of use sold but not used by prepaid subscribers.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL 915,192 (2021: TL 855,557).

The following table shows unsatisfied performance obligation result as of 31 December 2022;

	31 December	31 December
	2022	2021
Telecommunications service	1,844,463	2,440,585
Equipment revenues	849,574	1,743,132
	2,694,037	4,183,717

Management expects that 48% of the transaction price allocated to the unsatisfied contracts as of 31 December 2022 will be recognized as revenue during 2023. The remaining 52% will be recognized in next years.